Income from operations - Employee benefit expenses (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income from operations [Abstract]
Wages and salaries	[1]	€ 4,849	€ 4,856	€ 4,422
Post-employment benefits costs		351	347	279
Social security contributions		524	514	489
Voluntary		103	108	108
Total employee benefits expense		€ 5,827	€ 5,824	€ 5,298

[1]	Salaries and wages includes EUR 102 million (2017: EUR 122 million, 2016: EUR 95 million) of share-based compensation expenses.